SELECTED STATEMENTS OF INCOME DATA - Schedule of Research and Development Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement Related Disclosures [Abstract]
Total costs	$ 386,745	$ 364,654	$ 319,083
Less - grants and participations	(2,441)	(2,414)	(2,118)
Less - capitalization of software development costs	(61,596)	(56,167)	(45,778)
Research and development, net	$ 322,708	$ 306,073	$ 271,187